Loans and Leases - Schedule of Amortized Cost of Loans (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total net unamortized discount	$ 2,036	$ 118
Non-PCD
Accounts, Notes, Loans and Financing Receivable [Line Items]
Deferred (fees) costs, including unamortized costs and unearned fees on non-PCD loans	(72)	34
Total net unamortized discount	1,860	73
PCD
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total net unamortized discount	$ 176	$ 45